UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-1537
                                   ---------------------------------------------

                          Sterling Capital Corporation
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               (Exact name of registrant as specified in charter)

                  635 Madison Avenue, New York, New York 10022
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                    (Address of principal executive offices)

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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 980-3360
                                                     --------------

Date of fiscal year end:  December 31
                          -----------

Date of reporting period:  September 30, 2004
                           ------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (s.s. 239.24 and s.s. 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s.s. 3507.

Item 1. Schedule of Investments.


                          STERLING CAPITAL CORPORATION
                             SCHEDULE OF INVESTMENTS
                               September 30, 2004
                                   (Unaudited)

                                             Number of        Market
                                              Shares           Value
                                             ---------      ----------
Common Stocks - 52.57% of net assets
Technology - 14.49%
 Falconstor Software Inc. * .........         271,350       $2,021,557
 Advanced Micro Devices, Inc. * .....          15,000          195,000
 Check Point Software Technologies *           10,000          169,700
 Cisco Systems Inc. * ...............           6,000          108,600
 Intel Corp. ........................           3,000           60,180
                                                            ----------
                                                            $2,555,037
                                                            ----------

Financial Services - 11.81%
 J.P. Morgan Chase & Co .............          10,000       $  397,300
 MetLife Inc. .......................          10,000          386,500
 KeyCorp ............................          10,000          316,000
 Allstate Corp. .....................           6,000          287,940
 The St Paul Travelers Cos. Inc. ....           8,668          286,564
 Wilmington Trust Corp ..............           5,000          181,050
 Mellon Financial Corp. .............           5,000          138,450
 Citigroup Inc. .....................           2,000           88,240
                                                            ----------
                                                            $2,082,044
                                                            ----------

Real Estate and
Real Estate Investment Trusts - 7.00%
 Camden Property Trust ..............          10,000       $  462,000
 Equity Residential .................          10,950          339,450
 Amli Residential Properties Trust ..           5,000          152,750
 St. Joe Co. ........................           3,000          143,310
 Equity Office Properties Trust .....           5,000          136,250
                                                            ----------
                                                            $1,233,760
                                                            ----------

Consumer Goods - 4.77%
  Conagra Inc. ......................          10,000       $  257,100
  Sara Lee Corp. ....................          10,000          228,600
  Newell Rubbermaid Inc. ............          10,000          200,400
  Black & Decker Corp. ..............           2,000          154,880
                                                            ----------
                                                            $  840,980
                                                            ----------

                                                      Number of        Market
                                                       Shares           Value
                                                      ---------     -----------

Energy - 3.68%
 Marathon Oil Corp .........................           10,000       $   412,800
 ConocoPhillips ............................            2,000           165,700
 Boots & Coots Int'l Well Control Inc * ....           88,400            69,836
                                                                    -----------
                                                                    $   648,336
                                                                    -----------
Telecommunication and Media - 3.26%
 Viacom Inc Cl A ...........................            6,000       $   204,000
 Verizon Communications ....................            5,060           199,263
 Nokia Corp ADR ............................           12,500           171,500
                                                                    -----------
                                                                    $   574,763
                                                                    -----------
Industrial and Business Services - 2.53%
Koninklijke Philips Electronics NV Holdings            10,838       $   248,299
Honeywell International Inc. ...............            5,500           197,230
                                                                    -----------
                                                                    $   445,529
                                                                    -----------
Healthcare - 2.49%
 Pfizer Inc. ...............................           10,000       $   306,000
 Merck & Co. ...............................            4,000           132,000
                                                                    -----------
                                                                    $   438,000
                                                                    -----------
Automotive & Transportation Services - 1.33%
 Ryder System Inc. .........................            5,000       $   235,200
                                                                    -----------

Materials - 1.21%
Du Pont E I De Nemours & Co. ...............            5,000       $   214,000
                                                                    -----------


Total common stocks  (cost $7,201,702) .....                        $ 9,267,649
                                                                    -----------


Total Investments (cost $7,201,702) - 52.57%                        $ 9,267,649
                                                                    ===========


Other Assets less Liabilities - 47.43% .....                        $ 8,359,755
                                                                    ===========


Net Assets - 100% ..........................                        $17,627,404
                                                                    ===========


*  Non-income producing security

Item 2. Controls and Procedures.


     a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures ( as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 ( the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

     Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a) are attached as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Registrant    STERLING CAPITAL CORPORATION
            --------------------------------------------------------------------


BY (SIGNATURE AND TITLE)*  /s/ Wayne S. Reisner
                           -----------------------------------------------------
                           Wayne S. Reisner, Principal Executive Officer (Principal Executive Officer)

Date: December 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



BY (SIGNATURE AND TITLE)*  /s/ Wayne S. Reisner
                           -----------------------------------------------------
                           Wayne S. Reisner, Principal Executive Officer (Principal Executive Officer)

Date: December 29, 2004

BY (SIGNATURE AND TITLE)*  /s/ Michael J. Carey
                           -----------------------------------------------------
                           Michael J. Carey, Principal Financial Officer (Principal Financial Officer)

Date: December 29, 2004
      -------------------------------


* Print the name and title of each signing officer under his or her signature.